Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2017	2016
Deferred tax assets:
Allowance for loan losses	$10,498	$17,719
Accumulated other comprehensive loss – Pension plan	7,098	7,937
Accumulated other comprehensive loss – Unrealized losses on securities	946	1,618
Deferred compensation	2,744	4,140
OREO valuation adjustments	1,327	2,322
Net deferred loan fees	1,115	1,397
Deferred contract bonus	645	1,074
Nonvested equity-based compensation	1,069	1,115
Fixed assets	877	781
Accrued litigation	4	793
Other	1,226	2,525
Total deferred tax assets	$27,549	$41,421
Deferred tax liabilities:
Deferred investment income	6,120	10,199
Pension plan	19,076	26,344
Mortgage servicing rights	2,034	3,243
Partnership adjustments	460	549
Other	364	596
Total deferred tax liabilities	$28,054	$40,931
Net deferred tax (liability) asset	$(505)	$490

Federal and state income taxes
The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2017	2016	2015
Currently payable
Federal	$20,660	$28,879	$26,153
Amortization of qualified affordable housing projects	10,278	7,300	6,664

Deferred
Federal	3,289	581	(250)

Total	$34,227	$36,760	$32,567

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(2.8)%	(1.3)%	(0.5)%
Bank owned life insurance	(1.4)%	(1.2)%	(1.8)%
Investments in qualified affordable housing projects, net of tax benefits	(1.9)%	(1.7)%	(1.9)%
Other tax credits	—%	—%	(0.9)%
KSOP dividend deduction	(1.0)%	(1.0)%	(1.0)%
Impact of the Tax Cuts and Jobs Act (1)	1.0%	—%	—%
Other	—%	0.1%	(0.2)%
Effective tax rate	28.9%	29.9%	28.7%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2017	2016	2015
January 1 Balance	$633	$558	$532
Additions based on tax positions related to the current year	117	117	80
Additions for tax positions of prior years	—	38	16
Reductions for tax positions of prior years	(9)	—	—
Reductions due to statute of limitations	(77)	(80)	(70)
December 31 Balance	$664	$633	$558